Subsequent events (Details) ¥ in Millions	1 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 25, 2017 USD ($)	Jan. 25, 2017 CNY (¥)	Jan. 20, 2017 USD ($)	Jan. 20, 2017 CNY (¥)	Mar. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Inventory, Real Estate, Held-for-sale							$ 477,179,252	$ 24,076,559	$ 12,308,999
Subsequent Event [Member] | U.S. Project [Member]
Subsequent Event [Line Items]
Inventory, Real Estate, Held-for-sale						$ 30,000,000
Subsequent Event [Member] | February 2021 Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt issuance date	Aug. 28, 2017
Debt instrument, aggregate principal amount	$ 300,000,000
Maturity date	Feb. 28, 2021
Stated rate	7.75%
Subsequent Event [Member] | Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land				$ 100,400,000	¥ 696.5
Subsequent Event [Member] | Changsha Xinyuan Real Estate, Ltd. [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land		$ 35,300,000	¥ 236.0